Short-Term and Long-Term Debt (Tables)	12 Months Ended
Mar. 31, 2025
Debt Disclosure [Abstract]
Composition of Short Term Debt and Weighted Average Contract Interest Rate on Short Term Debt
The composition of short-term debt and the weighted average contract interest rate on short-term debt at March 31, 2024 and 2025 are as follows:
March 31, 2024

	Millions of yen	Weighted average rate
Short-term debt in Japan, mainly from banks	¥139,450	0.7%
Short-term debt outside Japan, mainly from banks	297,372	5.0
Commercial paper in Japan	7,998	0.1
Commercial paper outside Japan	5,851	2.7
Secured borrowings on securities lending transactions	120,116	1.1
Unsecured bonds	1,122	4.7
Payables under securitized loan receivables and investment in securities	2,186	4.0

	¥574,095	3.1

March 31, 2025

	Millions of yen	Weighted average rate
Short-term debt in Japan, mainly from banks	¥181,835	0.7%
Short-term debt outside Japan, mainly from banks	279,631	5.5
Commercial paper outside Japan	7,588	2.9
Secured borrowings on securities lending transactions	80,626	2.3

	¥549,680	3.4

Composition of Long Term Debt, Weighted Average Contract Interest Rate on Long Term Debt and Repayment Due Dates
The composition of long-term debt, the weighted average contract interest rate on long-term debt and the repayment due dates at March 31, 2024 and 2025 are as follows:
March 31, 2024

	Due (Fiscal Year)	Millions of yen	Weighted average rate
Banks:
Fixed rate	2025~2083	¥777,366	1.6%
Floating rate	2025~2077	2,587,324	3.4
Insurance companies and others:
Fixed rate	2029~2083	352,035	0.6
Floating rate	2029~2077	271,029	2.4
Unsecured bonds	2026~2081	1,208,672	2.0
Unsecured notes under medium-term note program	2028~2030	272,064	3.8
Payables under securitized loan receivables and investment in securities	2025~2044	157,886	6.0

		¥5,626,376	2.7

March 31, 2025

	Due (Fiscal Year)	Millions of yen	Weighted average rate
Banks:
Fixed rate	2026~2083	¥799,933	1.7%
Floating rate	2026~2077	2,614,936	3.3
Insurance companies and others:
Fixed rate	2026~2083	353,890	0.9
Floating rate	2026~2077	262,346	2.2
Unsecured bonds	2026~2081	1,251,120	2.1
Unsecured notes under medium-term note program	2026~2032	387,316	3.8
Payables under securitized lease receivables	2026~2026	13,565	0.1
Payables under securitized loan receivables and investment in securities	2026~2044	50,012	5.0

		¥5,733,118	2.7

Schedule of Long Term Debt Repayment
The repayment schedule for the next five years and thereafter for long-term debt at March 31, 2025 is as follows:

Years ending March 31,	Millions of yen
2026	¥867,767
2027	875,060
2028	783,087
2029	803,266
2030	779,766
Thereafter	1,624,172

Total	¥5,733,118

Secured Assets for Short Term and Long Term Debt Payables to Financial Institutions
Other than the assets of the consolidated VIEs pledged as collateral for financing (see Note 11 “Variable Interest Entities”), the Company and certain subsidiaries provide the following assets as collateral for the short-term and long-term debt payables to financial institutions as of March 31, 2025:

Millions of yen
Lease payments, loans and investment in operating leases	¥301,092
Investment in securities	299,588
Property under facility operations	303,491
Other assets and other	115,982

¥1,020,153